Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

BANK LOANS - 86.5%(e)	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 1.3%
Apple Bidco LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 09/25/2028	$629,053	$631,337
Barnes Group, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/30/2030	591,365	593,828
Bleriot US Bidco, Inc., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 10/31/2028	295,020	296,753
Brown Group Holding LLC, Senior Secured First Lien
8.33% (3 mo. SOFR US + 3.00%), 07/02/2029	428,206	428,527
8.34% (1 mo. SOFR US + 3.00%), 07/02/2029	267,874	268,075
8.35% (3 mo. SOFR US + 3.00%), 07/02/2029	203,194	203,347
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	567,324	570,030
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 06/14/2030	390,336	392,655
Standard Aero Ltd., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028	218,746	219,789
		3,604,341

AUTO RETAIL - 0.4%
CWGS Group LLC, Senior Secured First Lien
7.96% (1 mo. SOFR US + 2.50%), 06/05/2028	505,243	490,402
7.96% (1 mo. SOFR US + 2.50%), 06/05/2028	32,462	31,508
LS Group OpCo Acquistion LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 04/23/2031	408,850	409,531
		931,441

AUTOMOTIVE - 1.6%
Adient US LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 01/29/2031	688,275	693,485
American Axle & Manufacturing, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 3.00%), 12/13/2029	732,266	736,154
Autokiniton US Holdings, Inc., Senior Secured First Lien, 9.46% (1 mo. SOFR US + 4.00%), 04/06/2028	297,428	299,447
Clarios Global LP, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 05/06/2030	260,000	260,935
First Brands Group LLC, Senior Secured First Lien
10.59% (3 mo. SOFR US + 5.00%), 03/30/2027	466,441	464,401
10.59% (3 mo. SOFR US + 5.00%), 03/30/2027	272,840	271,519
Tenneco, Inc., Senior Secured First Lien
10.43% (3 mo. SOFR US + 5.00%), 11/17/2028	479,646	461,189
10.43% (3 mo. SOFR US + 5.00%), 11/17/2028	1,354	1,302
Thor Industries, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 11/15/2030	282,333	283,392
USI, Inc., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 09/27/2030	738,429	739,352
		4,211,176

BUILDING PRODUCTS - 1.5%
Cornerstone Building Brands, Inc., Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 04/12/2028	406,693	397,797
Janus International Group LLC, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 08/05/2030	771,840	776,784
MIWD Holdco II LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 03/28/2031	479,000	482,494
Quikrete Holdings, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 04/14/2031	498,750	500,438
STS Operating, Inc., Senior Secured First Lien, 9.44% (3 mo. SOFR US + 4.00%), 03/25/2031	630,420	632,390
Summit Materials LLC, Senior Secured First Lien, 7.80% (3 mo. SOFR US + 2.50%), 01/12/2029	522,690	526,937
Tamko Building Products LLC, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 09/20/2030	453,625	454,192
Verde Purchaser LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 12/02/2030	360,000	360,135
		4,131,167

CHEMICALS - 2.8%
Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 12/20/2029	779,162	781,503
Consolidated Energy Finance SA, Senior Secured First Lien, 9.84% (1 mo. SOFR US + 4.50%), 11/18/2030	337,155	328,895
Discovery Purchaser Corp., Senior Secured First Lien, 9.68% (3 mo. SOFR US + 4.38%), 10/04/2029	622,567	622,480
Ecovyst Catalyst Technologies LLC, Senior Secured First Lien, 7.58% (1 mo. Term SOFR + 2.25%), 06/12/2031	239,807	240,042
INEOS US Finance LLC, Senior Secured First Lien, 8.92% (1 mo. Term SOFR + 3.50%), 02/19/2030	310,000	308,605
INEOS US Petrochem LLC, Senior Secured First Lien
8.21% (1 mo. SOFR US + 2.75%), 01/29/2026	179,495	179,664
9.18% (1 mo. SOFR US + 3.75%), 03/01/2030	236,610	236,611
Koppers, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 04/10/2030	231,930	233,017
LSF11 A5 HoldCo LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 10/16/2028	771,394	770,912
Lummus Technology Holdings V LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 12/31/2029	586,530	589,463
Nouryon USA LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 04/03/2028	306,683	308,599
Olympus Water US Holding Corp., Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 11/09/2028	262,309	263,730
Polar US Borrower LLC, Senior Secured First Lien
10.18% (3 mo. SOFR US + 4.75%), 10/15/2025	259,516	207,613
10.18% (3 mo. SOFR US + 4.75%), 10/15/2025	221,794	177,435
SCIH Salt Holdings, Inc., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/16/2027	792,716	794,203
Sparta US HoldCo LLC, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 08/02/2028	515,775	516,466
Tronox Finance LLC, Senior Secured First Lien
7.96% (1 mo. SOFR US + 2.50%), 03/13/2028	70,154	70,412
8.10% (3 mo. SOFR US + 2.50%), 03/13/2028	346,154	347,430
Vibrantz Technologies, Inc., Senior Secured First Lien, 9.71% (3 mo. SOFR US + 4.25%), 04/23/2029	407,643	398,675
Windsor Holdings III LLC, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/01/2030	316,410	318,862
		7,694,617

COMMERCIAL SERVICES - 6.3%
AlixPartners LLP, Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 02/04/2028	1,189,122	1,191,352
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 05/15/2028	395,982	394,907
American Auto Auction Group LLC, Senior Secured First Lien, 10.48% (3 mo. SOFR US + 5.00%), 12/30/2027	540,872	541,277
Apex Group Treasury LLC, Senior Secured First Lien, 9.33% (3 mo. SOFR US + 3.75%), 07/27/2028	402,116	403,122
Aramark Services, Inc., Senior Secured First Lien
7.21% (1 mo. SOFR US + 1.75%), 01/15/2027	398,000	398,448
7.34% (1 mo. SOFR US + 2.00%), 06/24/2030	454,558	455,865
Camelot US Acquisition LLC, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031	73,735	73,956
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	316,323	317,272
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031	6,267	6,286
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 06/02/2028	410,944	405,513
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 04/09/2027	1,765,692	1,766,998
Dun & Bradstreet Corp., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 2.75%), 01/18/2029	395,498	396,240
EAB Global, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.50%), 08/16/2028	556,888	557,027
Foundever Worldwide Corp., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 08/28/2028	865,287	670,360
Galaxy US Opco, Inc., Senior Secured First Lien
10.08% (3 mo. SOFR US + 4.75%), 04/30/2029	236,751	193,150
10.08% (3 mo. SOFR US + 4.75%), 04/30/2029	114,894	93,734
Garda World Security Corp., Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.25%), 02/01/2029	1,724,612	1,737,546
Grant Thornton LLP, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.25%), 05/30/2031	407,000	408,675
HomeServe USA Corp., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 10/21/2030	357,105	358,408
Indy US Bidco LLC, Senior Secured First Lien
9.08% (1 mo. SOFR US + 3.75%), 03/06/2028	309,692	304,013
9.08% (1 mo. SOFR US + 3.75%), 03/06/2028	179,183	175,898
Indy US Holdco LLC, Senior Secured First Lien
4.75% (1 mo. Term SOFR + 4.75%), 03/06/2028	904,000	906,260
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	425,828	426,893
11.58% (1 mo. SOFR US + 6.25%), 03/06/2028	309,142	309,915
Iron Mountain Information Management LLC, Senior Secured First Lien
7.21% (1 Month Synthetic LIBOR + 1.75%), 01/02/2026 (a)	524,802	524,670
7.59% (1 mo. SOFR US + 2.25%), 01/31/2031	271,885	271,091
Isolved, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 10/15/2030	428,925	430,533
OMNIA Partners LLC, Senior Secured First Lien
8.57% (3 mo. SOFR US + 3.25%), 07/25/2030	511,569	512,446
8.57% (1 mo. SOFR US + 3.25%), 07/25/2030	90,921	91,077
Planet US Buyer LLC, Senior Secured First Lien, 8.82% (3 mo. SOFR US + 3.50%), 02/10/2031	796,000	802,070
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 12/15/2028	659,121	659,533
Saphilux Sarl, Senior Secured First Lien
9.32% (Daily US Secured Overnight Financing Rate + 4.00%), 07/27/2028	915	923
9.33% (6 mo. SOFR US + 4.00%), 07/27/2028	363,255	366,434
SS&C Technologies, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 05/09/2031	269,581	270,279
Tempo Acquisition LLC, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 08/31/2028	74,251	74,497
VT Topco, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/12/2030	576,825	580,214
		17,076,882

CONSTRUCTION & ENGINEERING - 2.0%
Amentum Government Services Holdings LLC, Senior Secured First Lien
9.46% (1 mo. SOFR US + 4.00%), 01/29/2027	611,075	613,367
9.46% (1 mo. SOFR US + 4.00%), 01/29/2027	307,645	308,798
9.34% (1 mo. SOFR US + 4.00%), 02/15/2029	296,128	297,794
American Residential Services LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 3.50%), 10/15/2027	655,235	653,597
APi Group DE, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/03/2029	542,000	542,388
Artera Services LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 02/10/2031	406,980	409,631
Brand Industrial Services, Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 08/01/2030	541,468	543,875
Centuri Group, Inc., Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 08/28/2028	553,282	554,051
Tecta America Corp., Senior Secured First Lien
9.46% (1 mo. SOFR US + 4.00%), 04/10/2028	679,904	683,800
9.69% (1 mo. SOFR US + 4.25%), 04/10/2028	211,403	212,614
Tiger Acquisition LLC, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 06/01/2028	578,638	574,795
		5,394,710

CONSUMER DISCRETIONARY - 2.3%
American Greetings Corp., Senior Secured First Lien, 11.09% (1 mo. SOFR US + 5.75%), 10/30/2029	391,000	393,811
Champ Acquisition Corp., Senior Secured First Lien, 11.10% (3 mo. SOFR US + 5.50%), 12/19/2025	153,647	154,397
Fugue Finance LLC, Senior Secured First Lien, 9.35% (3 mo. SOFR US + 4.00%), 01/26/2028	441,794	445,706
Hanesbrands, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 03/08/2030	499,675	501,861
KUEHG Corp., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 06/12/2030	351,603	353,384
Learning Care Group US No 2, Inc., Senior Secured First Lien
9.33% (3 mo. SOFR US + 4.00%), 08/11/2028	7,451	7,511
9.34% (3 mo. SOFR US + 4.00%), 08/11/2028	77,500	78,130
9.34% (3 mo. SOFR US + 4.00%), 08/11/2028	43,056	43,406
9.34% (3 mo. SOFR US + 4.00%), 08/11/2028	25,833	26,043
Peloton Interactive, Inc., Senior Secured First Lien, 11.35% (3 mo. SOFR US + 6.00%), 05/30/2029	272,000	272,748
Prometric Holdings, Inc., Senior Secured First Lien, 10.21% (1 mo. SOFR US + 4.75%), 01/31/2028	809,162	815,028
Renaissance Holdings Corp., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.25%), 04/30/2030	724,534	724,871
Samsonite IP Holdings Sarl, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 06/10/2030	378,143	380,272
Spring Education Group, Inc., Senior Secured First Lien, 9.33% (3 mo. SOFR US + 4.00%), 10/04/2030	359,195	361,402
Tory Burch LLC, Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 04/17/2028	363,750	364,860
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/30/2031	1,085,000	1,093,425
WW International, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 04/13/2028	273,415	104,581
		6,121,436

CONSUMER NON-DISCRETIONARY - 0.4%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien
9.31% (3 mo. SOFR US + 3.75%), 12/22/2026	532,485	532,685
9.31% (3 mo. SOFR US + 3.75%), 12/22/2026	227,002	227,087
9.34% (1 mo. Term SOFR + 4.00%), 06/27/2031	432,000	429,840
		1,189,612

ENVIRONMENTAL SERVICES - 2.1%
Action Environmental Group, Inc., Senior Secured First Lien
9.33% (1 mo. Term SOFR + 4.00%), 10/24/2030	94,857	95,569
9.33% (1 mo. Term SOFR + 4.00%), 10/24/2030	71,143	71,676
9.33% (3 mo. SOFR US + 4.00%), 10/24/2030	509,723	513,545
9.82% (1 mo. Term SOFR + 4.50%), 10/24/2030 (g)	77,000	77,578
Belfor Holdings, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 11/04/2030	939,582	946,628
GFL Environmental, Inc., Senior Secured First Lien
7.83% (3 mo. SOFR US + 2.50%), 05/28/2027	655,596	657,697
6.84% (1 mo. Term SOFR + 2.00%), 06/27/2031	769,000	770,923
Gopher Resource LLC, Senior Secured First Lien, 8.69% (1 Month Synthetic LIBOR + 3.25%), 03/06/2025 (a)	309,554	295,667
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 10/17/2030	424,865	426,545
Reworld Holding Corp., Senior Secured First Lien
7.84% (1 mo. SOFR US + 2.50%), 11/30/2028	342,966	343,196
7.84% (1 mo. SOFR US + 2.50%), 11/30/2028	26,282	26,299
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	420,908	421,456
8.08% (1 mo. SOFR US + 2.75%), 11/30/2028	23,000	23,030
Win Waste Innovations Holdings, Inc., Senior Secured First Lien, 8.21% (1 mo. SOFR US + 2.75%), 03/27/2028	989,611	923,990
		5,593,799

FINANCIALS: BANKS - 0.1%
EnergySolutions LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 09/23/2030	353,633	356,839

FINANCIALS: DIVERSIFIED - 4.5%
Armor Holdco, Inc., Senior Secured First Lien, 9.93% (6 mo. Term SOFR + 4.50%), 12/11/2028	404,962	407,240
Ascensus Holdings, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 08/02/2028	786,861	788,434
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 06/22/2028	903,272	905,530
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 10.34% (1 mo. SOFR US + 5.00%), 03/12/2029	471,000	472,620
Boost Newco Borrower LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 3.00%), 01/31/2031	952,000	954,513
Castlelake Aviation One DAC, Senior Secured First Lien
7.84% (3 mo. SOFR US + 2.50%), 10/22/2026	526,569	528,086
8.09% (3 mo. SOFR US + 2.75%), 10/22/2027	518,110	519,729
Citco Funding LLC, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.75%), 04/27/2028	674,544	677,636
Edelman Financial Engines Center LLC, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 04/07/2028	445,564	446,713
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.59% (1 mo. SOFR US + 5.25%), 10/31/2028	1,021,000	1,024,829
EIG Management Co. LLC, Senior Secured First Lien, 10.33% (1 mo. SOFR US + 5.00%), 05/17/2029	641,000	636,192
Focus Financial Partners LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 06/30/2028	402,938	402,996
Lakeland Holdings LLC, Senior Unsecured First Lien
8.00%, 09/27/2027	225,670	37,235
8.00%, 09/27/2027	107,661	17,764
MoneyGram International, Inc., Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 06/03/2030	265,866	265,767
NAB Holdings LLC, Senior Secured First Lien, 8.10% (3 mo. SOFR US + 2.75%), 11/24/2028	493,083	494,111
Nuvei Technologies Corp., Senior Secured First Lien
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	142,976	143,321
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	96,038	96,270
8.44% (1 mo. SOFR US + 3.00%), 12/19/2030	24,833	24,893
VFH Parent LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 06/23/2031	910,000	910,760
WEX, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 04/03/2028	693,698	695,557
WMB Holdings, Inc., Senior Secured First Lien
7.92% (1 mo. SOFR US + 2.50%), 11/03/2027	386,293	385,327
8.09% (1 mo. SOFR US + 2.75%), 11/05/2029	716,398	719,980
Zelis Payments Buyer, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 09/28/2029	661,343	661,948
		12,217,451

FINANCIALS: INSURANCE - 4.2%
Acrisure LLC, Senior Secured First Lien
8.34% (3 mo. SOFR US + 3.00%), 02/16/2027	1,260,660	1,261,972
8.59% (3 mo. SOFR US + 3.25%), 11/06/2030	740,038	740,041
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 02/14/2031	1,926,173	1,933,396
Asurion LLC, Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 12/23/2026	2,014,092	2,000,104
Asurion LLC, Senior Secured Second Lien, 10.71% (1 mo. SOFR US + 5.25%), 02/03/2028	718,000	670,881
BroadStreet Partners, Inc., Senior Secured First Lien
8.59% (1 mo. SOFR US + 3.25%), 06/16/2031	290,709	290,273
8.59% (1 mo. SOFR US + 3.25%), 06/16/2031	29,758	29,713
HUB International Ltd., Senior Secured First Lien
8.57% (3 mo. SOFR US + 3.25%), 06/20/2030	1,297,748	1,302,075
8.58% (1 mo. SOFR US + 3.25%), 06/20/2030	3,253	3,263
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/15/2030	366,083	366,815
Truist Insurance Holdings LLC, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 05/06/2031	1,447,000	1,451,905
Truist Insurance Holdings LLC, Senior Secured Second Lien, 10.09% (3 mo. SOFR US + 4.75%), 05/06/2032	505,000	516,362
USI, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 11/23/2029	941,152	942,334
		11,509,134

FOOD & BEVERAGE - 1.8%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 12/26/2028	665,063	666,021
Delivery Hero Finco LLC, Senior Secured First Lien, 10.32% (3 mo. SOFR US + 5.00%), 12/12/2029	1,617,945	1,634,529
Froneri US, Inc., Senior Secured First Lien
7.69% (1 mo. SOFR US + 2.25%), 02/01/2027	270,730	270,884
7.69% (1 mo. SOFR US + 2.25%), 02/01/2027	123,193	123,263
HLF Financing Sarl LLC, Senior Secured First Lien, 12.09% (1 mo. SOFR US + 6.75%), 04/12/2029	324,000	312,422
Pegasus Bidco BV, Senior Secured First Lien, 9.07% (3 mo. SOFR US + 3.75%), 07/12/2029	528,570	532,312
Saratoga Food Specialties LLC, Senior Secured First Lien, 9.09% (3 mo. SOFR US + 3.75%), 03/07/2029	380,000	382,612
Triton Water Holdings, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 3.25%), 03/31/2028	819,278	820,507
		4,742,550

HEALTHCARE: EQUIPMENT & SUPPLIES - 2.3%
AthenaHealth Group, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/15/2029	745,069	743,556
Azalea Topco, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 04/24/2031	1,134,000	1,134,590
Bausch + Lomb Corp., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 05/10/2027	582	577
Covetrus, Inc., Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 10/15/2029	232,063	224,935
Gainwell Acquisition Corp., Senior Secured First Lien, 9.43% (3 mo. SOFR US + 4.00%), 10/01/2027	944,676	917,120
Insulet Corp., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 3.00%), 05/04/2028	756,600	760,224
Medline Borrower LP, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/23/2028	1,594,496	1,599,478
Waystar Technologies, Inc., Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 10/22/2029	795,077	797,065
		6,177,545

HEALTHCARE: FACILITIES - 4.3%
ADMI Corp., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 12/23/2027	415,240	407,716
CHG Healthcare Services, Inc., Senior Secured First Lien
8.71% (1 mo. SOFR US + 3.25%), 09/29/2028	161,332	161,768
9.09% (1 mo. SOFR US + 3.75%), 10/02/2028	355,763	357,209
9.09% (1 mo. SOFR US + 3.75%), 10/02/2028	32,589	32,722
Concentra Health Services, Inc., Senior Secured First Lien, 7.83% (1 mo. Term SOFR + 2.25%), 06/26/2031	407,000	409,035
Electron Bidco, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 11/01/2028	949,966	950,859
Global Medical Response, Inc., Senior Secured First Lien, 10.09% (0.75% PIK) (1 mo. Term SOFR + 4.75%), 10/02/2028	859,504	834,149
Heartland Dental LLC, Senior Secured First Lien, 9.84% (1 mo. SOFR US + 4.50%), 04/28/2028	808,190	811,273
Inception Finco Sarl, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 03/10/2031	570,000	574,187
LifePoint Health, Inc., Senior Secured First Lien, 9.33% (3 mo. SOFR US + 4.00%), 05/14/2031	944,000	946,511
ModivCare, Inc., Senior Secured First Lien, 10.09%, 06/20/2031 (b)	606,000	595,774
Option Care Health, Inc., Senior Secured First Lien, 7.71% (1 mo. SOFR US + 2.25%), 10/27/2028	675,653	681,001
Pacific Dental Services, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 03/17/2031	478,800	480,346
Pluto Acquisition I, Inc., Senior Secured First Lien
10.95% (3 mo. SOFR US + 5.50%), 06/20/2028	90,065	91,191
10.95% (3 mo. SOFR US + 5.50%), 06/20/2028	1,801	1,824
9.33% (3 mo. SOFR US + 4.00%), 09/20/2028	405,745	365,171
Radnet Management, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 04/10/2031	408,000	408,765
Select Medical Corp., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 03/05/2027	704,285	705,458
Sonrava Health Co-Borrower LLC, Senior Secured First Lien, 12.11%, 06/13/2031 (b)	115,687	82,138
Sotera Health Holdings LLC, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 05/30/2031	648,000	647,731
Surgery Center Holdings T/L (05/24), Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 12/19/2030	1,306,000	1,310,982
US Radiology Specialists, Inc., Senior Secured First Lien, 10.73% (3 mo. SOFR US + 5.25%), 12/15/2027	525,744	528,307
Western Dental Services, Inc., Senior Secured First Lien
10.11% (3 mo. SOFR US + 4.50%), 08/18/2028	304,238	218,037
10.11% (3 mo. SOFR US + 4.50%), 08/18/2028	31,081	22,275
		11,624,429

HEALTHCARE: LIFE SCIENCES - 1.7%
Avantor Funding, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 11/08/2027	1,288,345	1,295,773
Cambrex Corp., Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 12/07/2026	403,774	398,539
Catalent Pharma Solutions, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 02/22/2028	520,695	521,671
Curia Global, Inc., Senior Secured First Lien, 9.18% (3 mo. SOFR US + 3.75%), 08/28/2026	705,781	666,599
ICON Luxembourg Sarl, Senior Secured First Lien
7.33% (3 mo. SOFR US + 2.00%), 07/03/2028	236,547	237,743
7.33% (3 mo. SOFR US + 2.00%), 07/03/2028	58,936	59,234
Phoenix Newco, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 11/15/2028	614,910	616,927
Star Parent, Inc., Senior Secured First Lien, 9.08% (3 mo. SOFR US + 3.75%), 09/30/2030	818,199	818,523
		4,615,009

HEALTHCARE: MANAGED HEALTH CARE - 0.7%
Charlotte Buyer, Inc., Senior Secured First Lien, 10.58% (1 mo. SOFR US + 5.25%), 02/11/2028	284,831	285,932
Cotiviti, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 04/30/2031	1,655,850	1,651,710
		1,937,642

HEALTHCARE: PHARMA & BIOTECH - 1.7%
Elanco Animal Health, Inc., Senior Secured First Lien, 7.18% (1 mo. SOFR US + 1.75%), 08/02/2027	401,750	400,778
Endo Finance Holdings, Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 04/23/2031	716,000	716,004
Financiere Mendel SASU, Senior Secured First Lien, 8.57% (3 mo. SOFR US + 3.25%), 11/13/2030	670,320	673,755
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 11/15/2027	684,323	674,058
Jazz Financing Lux Sarl, Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 05/05/2028	1,533,655	1,536,531
Perrigo Investments LLC, Senior Secured First Lien, 7.69% (1 mo. SOFR US + 2.25%), 04/20/2029	652,678	652,271
		4,653,397

INDUSTRIAL MACHINERY - 3.8%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 07/31/2028	1,148,996	1,152,340
Ali Group North America Corp., Senior Secured First Lien, 7.46% (1 mo. SOFR US + 2.00%), 07/23/2029	526,656	529,336
AZZ, Inc., Senior Secured First Lien
8.59% (1 mo. SOFR US + 3.25%), 05/11/2029	291,387	293,572
8.59% (1 mo. SOFR US + 3.25%), 05/11/2029	188,663	190,078
Chart Industries, Inc., Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 03/18/2030	851,627	855,886
Columbus McKinnon Corp., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 05/15/2028	533,893	538,233
Crosby US Acquisition Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 08/16/2029	495,510	498,865
Doosan Bobcat North America, Inc., Senior Secured First Lien, 7.68% (3 mo. SOFR US + 2.25%), 04/20/2029	387,794	388,763
Gates Global LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 11/16/2029	517,778	519,302
LSF12 Badger Bidco LLC, Senior Secured First Lien, 11.34% (1 mo. SOFR US + 6.00%), 07/10/2030	274,308	274,308
Madison IAQ LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 06/21/2028	405,153	406,030
Oregon Tool Holdings, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.00%), 10/16/2028	408,486	312,390
PG Investment Co. 59 Sarl, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/24/2031	540,000	544,277
Pro Mach Group, Inc., Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 08/31/2028	965,117	971,149
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 11/23/2029	535,252	538,041
TK Elevator US Newco, Inc., Senior Secured First Lien
8.79% (3 mo. SOFR US + 3.50%), 04/30/2030	504,952	508,187
8.79% (3 mo. SOFR US + 3.50%), 04/30/2030	290,058	291,915
Vertiv Group Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 03/02/2027	565,843	568,120
Wec US Holdings Ltd., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 01/27/2031	949,720	951,710
		10,332,502

LEISURE: CASINOS & GAMING - 3.6%
888 Acquisitions LLC, Senior Secured First Lien, 10.58% (6 mo. SOFR US + 5.25%), 07/03/2028	688,427	687,050
Allwyn International AS, Senior Secured First Lien, 7.57%, 05/30/2031 (b)	576,000	576,720
Aristocrat Technologies, Inc., Senior Secured First Lien, 7.68% (3 mo. SOFR US + 2.25%), 05/24/2029	224,143	225,263
Bally's Corp., Senior Secured First Lien, 8.84% (3 mo. SOFR US + 3.25%), 10/02/2028	413,515	393,658
Caesars Entertainment, Inc., Senior Secured First Lien
8.10% (1 mo. SOFR US + 2.75%), 02/06/2030	675,568	676,885
8.10% (3 mo. SOFR US + 2.75%), 02/06/2031	563,588	564,732
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 7.86% (6 mo. SOFR US + 2.50%), 03/16/2027	1,346,986	1,350,717
Everi Holdings, Inc., Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 08/03/2028	449,888	451,604
Fertitta Entertainment LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/29/2029	799,778	801,625
Flutter Financing BV, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 11/29/2030	1,871,979	1,875,302
Light & Wonder International, Inc., Senior Secured First Lien, 8.08% (1 mo. SOFR US + 2.75%), 04/16/2029	852,843	854,292
Ontario Gaming GTA LP, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 08/01/2030	734,310	738,782
Penn Entertainment, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 05/03/2029	586,480	587,866
		9,784,496

LEISURE: HOTELS - 2.8%
Alterra Mountain Co., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 08/17/2028	1,786,568	1,794,759
Carnival Corp., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 10/18/2028	373,213	374,671
Cedar Fair LP, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 05/01/2031	516,000	515,760
Herschend Entertainment Co. LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 08/28/2028	789,610	794,549
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.10% (1 mo. SOFR US + 1.75%), 11/08/2030	835,000	836,795
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
7.84% (1 mo. SOFR US + 2.50%), 08/02/2028	431,790	432,291
8.09% (1 mo. SOFR US + 2.75%), 01/17/2031	903,735	904,865
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 04/01/2031	400,000	401,500
RHP Hotel Properties LP, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 05/20/2030	374,890	376,203
Sabre GLBL, Inc., Senior Secured First Lien
8.96% (1 mo. SOFR US + 3.50%), 12/17/2027	143,000	129,210
8.96% (1 mo. SOFR US + 3.50%), 12/17/2027	90,735	81,985
9.69% (1 mo. SOFR US + 4.25%), 06/30/2028	64,915	58,937
10.44% (1 mo. SOFR US + 5.00%), 06/30/2028	465,000	427,874
Travel + Leisure Co., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 12/14/2029	502,740	504,877
		7,634,276

LEISURE: RESTAURANTS - 1.4%
BCPE Grill Parent, Inc., Senior Secured First Lien, 10.09% (1 mo. SOFR US + 4.75%), 09/30/2030	266,660	263,393
Dave & Buster's, Inc., Senior Secured First Lien, 8.63% (1 mo. SOFR US + 3.25%), 06/29/2029	662,824	664,299
IRB Holding Corp., Senior Secured First Lien, 8.18% (1 mo. SOFR US + 2.75%), 12/15/2027	1,557,670	1,558,839
Tacala Investment Corp., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 01/31/2031	526,680	529,590
Whatabrands LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 08/03/2028	659,026	659,936
		3,676,057

MEDIA: BROADCASTING - 0.5%
Hubbard Radio LLC, Senior Secured First Lien, 9.84% (1 mo. SOFR US + 4.50%), 09/30/2027	399,987	321,789
Nexstar Media, Inc., Senior Secured First Lien, 7.96% (1 mo. SOFR US + 2.50%), 09/18/2026	700,890	703,389
Univision Communications, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 03/24/2026	315,710	316,243
		1,341,421

MEDIA: CABLE & SATELLITE - 2.0%
Charter Communications Operating LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 1.75%), 02/01/2027	664,766	664,702
Connect Finco Sarl, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 12/11/2026	431,241	426,928
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.69% (1 mo. SOFR US + 2.25%), 01/31/2028	585,000	566,444
CSC Holdings LLC, Senior Secured First Lien, 9.83% (1 mo. SOFR US + 4.50%), 01/18/2028	852,271	821,227
Directv Financing LLC, Senior Secured First Lien, 10.46% (1 mo. SOFR US + 5.00%), 08/02/2027	536,724	538,468
Iridium Satellite LLC, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 09/20/2030	832,023	832,082
Radiate Holdco LLC, Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 09/25/2026	343,778	279,392
Telenet Financing USD LLC, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 04/28/2028	407,000	388,262
Telesat LLC, Senior Secured First Lien, 8.36% (3 mo. SOFR US + 2.75%), 12/07/2026	273,204	129,004
Virgin Media Bristol LLC, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 01/31/2028	630,000	603,546
Xplore, Inc., Senior Secured First Lien, 9.60% (3 mo. SOFR US + 4.00%), 10/02/2028	430,745	74,155
		5,324,210

MEDIA: DIVERSIFIED - 1.4%
Abe Investment Holdings, Inc., Senior Secured First Lien, 9.93% (3 mo. SOFR US + 4.50%), 02/19/2026	801,094	801,855
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 12/21/2028	464,675	465,677
AP Core Holdings II LLC, Senior Secured First Lien, 10.96% (1 mo. SOFR US + 5.50%), 09/01/2027	271,000	237,408
Arches Buyer, Inc., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 12/06/2027	272,963	261,723
Buzz Finco LLC, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 2.75%), 01/29/2027	603,225	604,480
McGraw-Hill Education, Inc., Senior Secured First Lien, 10.20% (3 mo. SOFR US + 4.75%), 07/31/2028	724,413	726,576
Neptune Bidco US, Inc., Senior Secured First Lien, 10.16% (3 mo. SOFR US + 4.75%), 10/11/2028	866,030	814,718
		3,912,437

MEDIA: ENTERTAINMENT - 2.3%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
9.08% (1 mo. SOFR US + 3.75%), 03/08/2030	442,723	443,000
9.08% (1 mo. SOFR US + 3.75%), 03/08/2030	224,181	224,321
Creative Artists Agency LLC, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 11/27/2028	765,190	769,674
Delta 2 Lux Sarl, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 01/15/2030	850,000	853,188
Hoya Midco LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 3.00%), 02/05/2029	554,590	557,593
Live Nation Entertainment, Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 1.75%), 10/19/2026	669,410	669,828
StubHub Holdco Sub LLC, Senior Secured First Lien, 10.08% (1 mo. SOFR US + 4.75%), 03/15/2030	944,059	945,537
UFC Holdings LLC, Senior Secured First Lien, 8.34% (3 mo. SOFR US + 2.75%), 04/29/2026	729,450	731,937
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	584,657	586,326
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	284,033	284,844
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	53,372	53,525
8.21% (1 mo. SOFR US + 2.75%), 05/19/2025	25,929	26,003
		6,145,776

METALS & MINING - 0.5%
Arsenal AIC Parent LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 08/19/2030	506,181	509,851
Grinding Media, Inc., Senior Secured First Lien
9.56% (3 mo. SOFR US + 4.00%), 10/12/2028	522,223	520,265
9.56% (3 mo. SOFR US + 4.00%), 10/12/2028	145,905	145,357
Zekelman Industries, Inc., Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 03/24/2031	250,307	251,023
		1,426,496

MIDSTREAM: STORAGE & TRANSPORT - 2.0%
Brazos Delaware II LLC, Senior Secured First Lien, 8.82% (1 mo. Term SOFR + 3.50%), 02/11/2030	269,325	270,739
Buckeye Partners LP, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 11/02/2026	767,776	769,419
ITT Holdings LLC, Senior Secured First Lien, 8.43% (1 mo. SOFR US + 3.00%), 10/11/2030	642,156	643,559
Northriver Midstream Finance LP, Senior Secured First Lien, 7.80% (3 mo. SOFR US + 2.50%), 08/16/2030	734,586	736,004
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 10/05/2028	1,491,800	1,494,597
TransMontaigne Operating Co. LP, Senior Secured First Lien
8.96% (1 mo. SOFR US + 3.50%), 11/17/2028	232,040	232,890
8.96% (1 mo. SOFR US + 3.50%), 11/17/2028	232,040	232,890
8.96% (1 mo. SOFR US + 3.50%), 11/17/2028	71,214	71,475
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 02/16/2028	652,652	656,121
UGI Energy Services LLC, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 02/22/2030	371,345	372,572
		5,480,266

OIL & GAS: E&P - 0.1%
Discovery Energy Holding Corp., Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 05/01/2031	369,000	371,018

OIL & GAS: EQUIPMENT & SERVICES - 0.1%
US Silica Co., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 03/25/2030	376,385	378,384

PACKAGING - 1.4%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 9.12% (1 mo. SOFR US + 3.68%), 04/13/2029	396,587	397,949
LABL, Inc., Senior Secured First Lien, 10.44% (1 mo. SOFR US + 5.00%), 10/30/2028	543,532	537,585
Mauser Packaging Solutions Holding Co., Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 04/16/2027	1,096,744	1,099,338
Pregis TopCo LLC, Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 07/31/2026	520,475	521,612
Sabert Corp., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 3.00%), 12/10/2026	345,112	347,053
Trident TPI Holdings, Inc., Senior Secured First Lien, 9.57% (3 mo. SOFR US + 4.00%), 09/18/2028	908,363	912,088
		3,815,625

REAL ESTATE: MANAGEMENT - 0.3%
Cushman & Wakefield US Borrower LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/31/2030	287,280	289,435
Greystar Real Estate Partners LLC, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 08/21/2030	543,897	547,296
		836,731

RETAIL: FOOD & DRUG - 0.2%
JP Intermediate B LLC, Senior Secured First Lien, 11.09% (3 mo. SOFR US + 5.50%), 11/22/2027	452,852	42,880
TKC Holdings, Inc., Senior Secured First Lien, 11.11% (3 mo. SOFR US + 5.50%), 05/15/2028	490,318	490,625
		533,505

RETAILING - 3.4%
Amer Sports Co., Senior Secured First Lien
8.58% (3 mo. SOFR US + 3.25%), 02/18/2031	260,168	262,119
8.58% (3 mo. SOFR US + 3.25%), 02/18/2031	111,900	112,739
Belron Finance US LLC, Senior Secured First Lien, 7.51% (3 mo. SOFR US + 1.93%), 04/28/2028	1,188,568	1,191,290
Great Outdoors Group LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 03/06/2028	1,484,282	1,484,905
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 06/11/2031	905,000	903,511
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 05/04/2028	674,487	676,827
Michaels Cos., Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 4.25%), 04/17/2028	578,978	521,870
Peer Holding III BV, Senior Secured First Lien
8.58% (3 mo. SOFR US + 3.25%), 10/28/2030	631,418	633,590
8.33%, 06/20/2031 (b)	334,000	334,767
PetSmart LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/14/2028	1,648,995	1,646,241
Restoration Hardware, Inc., Senior Secured First Lien
7.94% (1 mo. Term SOFR + 2.50%), 10/20/2028	108,667	104,756
8.69% (1 mo. Term SOFR + 3.25%), 10/20/2028	217,333	212,443
Sally Holdings LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 1.75%), 02/28/2030	474,988	475,285
Staples, Inc., Senior Secured First Lien, 11.08% (3 mo. SOFR US + 5.75%), 09/10/2029	648,000	595,998
		9,156,341

TECHNOLOGY HARDWARE - 1.3%
CommScope, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 04/06/2026	612,619	554,200
Fortress Intermediate 3, Inc., Senior Secured First Lien, 9.32% (1 mo. Term SOFR + 3.75%), 06/27/2029	597,000	598,492
Ingram Micro, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.00%), 07/03/2028	352,264	354,191
MKS Instruments, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 08/17/2029	358,120	358,940
Synaptics, Inc., Senior Secured First Lien, 7.85% (3 mo. SOFR US + 2.25%), 12/04/2028	1,084,458	1,086,220
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 8.18% (1 mo. SOFR US + 2.75%), 03/01/2030	667,457	670,795
		3,622,838

TECHNOLOGY: SOFTWARE & SERVICES - 10.8%
Access CIG LLC, Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 08/18/2028	709,638	715,073
Barracuda Networks, Inc., Senior Secured First Lien, 9.81% (6 mo. SOFR US + 4.50%), 08/15/2029	420,728	420,545
Barracuda Networks, Inc., Senior Secured Second Lien, 12.33% (3 mo. SOFR US + 7.00%), 08/15/2030	358,333	342,208
Boxer Parent Co., Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 12/29/2028	1,389,020	1,393,604
Central Parent, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 07/06/2029	419,940	415,086
Cloud Software Group, Inc., Senior Secured First Lien
9.33% (3 mo. SOFR US + 4.00%), 03/29/2029	1,763,262	1,764,038
9.33% (3 mo. SOFR US + 4.00%), 03/29/2029	4,419	4,421
ConnectWise LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 3.50%), 09/29/2028	1,121,925	1,115,754
Dayforce, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 03/03/2031	405,000	406,266
E2open LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 02/04/2028	603,265	606,583
Ensono, Inc., Senior Secured First Lien
9.46% (1 mo. SOFR US + 4.00%), 05/30/2028	560,879	557,373
9.46% (1 mo. SOFR US + 4.00%), 05/30/2028	66,100	65,687
9.46% (1 mo. SOFR US + 4.00%), 05/30/2028	66,100	65,687
Flexera Software LLC, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 03/03/2028	1,362,596	1,369,410
Genesys Cloud Services Holdings II LLC, Senior Secured First Lien
8.84% (1 mo. SOFR US + 3.50%), 12/01/2027	373,123	375,323
8.84% (1 mo. SOFR US + 3.50%), 12/01/2027	174,754	175,784
9.21% (1 mo. SOFR US + 3.75%), 12/01/2027	370,073	373,041
Go Daddy Operating Co. LLC, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 1.75%), 06/02/2031	546,000	546,158
Informatica LLC, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 10/30/2028	665,891	668,804
Marcel Bidco LLC, Senior Secured First Lien, 9.31% (Daily US Secured Overnight Financing Rate + 4.00%), 11/13/2030	770,197	775,973
McAfee Corp., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 03/01/2029	1,038,212	1,038,456
MH Sub I LLC, Senior Secured First Lien, 9.59% (1 mo. SOFR US + 4.25%), 05/03/2028	529,988	530,097
Modena Buyer LLC, Senior Secured First Lien, 9.82% (1 mo. Term SOFR + 4.50%), 04/21/2031	978,000	955,843
Mosel Bidco SE, Senior Secured First Lien
9.83% (3 mo. SOFR US + 4.50%), 09/16/2030	429,847	432,534
9.83% (3 mo. SOFR US + 4.50%), 09/16/2030	302,153	304,041
N-Able International Holdings II LLC, Senior Secured First Lien, 8.36% (3 mo. SOFR US + 2.75%), 07/19/2028	498,893	498,893
Optiv Parent, Inc., Senior Secured First Lien, 10.57% (3 mo. SOFR US + 5.25%), 08/26/2026	343,764	316,263
Peraton Corp., Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/01/2028	943,723	944,974
Polaris Newco LLC, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.00%), 06/05/2028	819,522	820,174
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 3.75%), 10/28/2030	1,345,628	1,351,421
Proofpoint, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.00%), 08/31/2028	1,612,010	1,615,339
Quartz Acquireco LLC, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 06/28/2030	523,048	524,028
Rithum Holdings, Inc., Senior Secured First Lien
9.48% (3 mo. SOFR US + 4.00%), 12/02/2027	721,226	664,790
11.58% (3 mo. SOFR US + 6.25%), 12/29/2027	271,311	263,850
Rocket Software, Inc., Senior Secured First Lien, 10.09% (1 mo. SOFR US + 4.75%), 11/28/2028	808,927	813,300
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 02/24/2028	1,306,463	1,309,546
Skopima Consilio Parent LLC, Senior Secured First Lien, 9.46% (1 mo. SOFR US + 4.00%), 05/17/2028	403,708	403,887
SolarWinds Holdings, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/05/2027	1,056,319	1,058,960
Sovos Compliance LLC, Senior Secured First Lien, 9.96% (1 mo. SOFR US + 4.50%), 08/14/2028	410,129	407,515
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 02/10/2031	2,022,000	2,031,938
VS Buyer LLC, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 04/14/2031	983,588	987,277
		29,429,944

TELECOM SERVICES: DIVERSIFIED - 2.1%
Altice France SA, Senior Secured First Lien, 10.83% (3 mo. SOFR US + 5.50%), 08/31/2028	334,356	246,587
Cincinnati Bell, Inc., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 11/24/2028	663,995	662,571
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 10.08% (3 mo. SOFR US + 4.75%), 01/30/2031	929,000	932,674
Eagle Broadband Investments LLC, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.00%), 11/12/2027	276,359	274,978
Frontier Communications Holdings LLC, Senior Secured First Lien
9.21% (1 mo. SOFR US + 3.75%), 10/08/2027	669,874	670,377
8.58% (1 mo. Term SOFR + 3.50%), 06/23/2031	824,000	824,000
Lumen Technologies, Inc., Senior Secured First Lien
7.81% (1 mo. SOFR US + 2.35%), 04/16/2029	265,910	184,253
7.81% (1 mo. SOFR US + 2.35%), 04/15/2030	265,910	179,241
SBA Senior Finance II LLC, Senior Secured First Lien, 7.35% (1 mo. SOFR US + 2.00%), 01/27/2031	270,323	270,936
Voyage Australia Pty Ltd., Senior Secured First Lien, 9.09% (3 mo. SOFR US + 3.50%), 07/20/2028	467,773	469,529
Zayo Group Holdings, Inc., Senior Secured First Lien, 9.67% (1 mo. SOFR US + 4.33%), 03/09/2027	693,826	613,821
Ziggo Financing Partnership, Senior Secured First Lien, 7.94% (1 mo. SOFR US + 2.50%), 04/28/2028	455,000	440,813
		5,769,780

TELECOM SERVICES: WIRELESS - 0.2%
CCI Buyer, Inc., Senior Secured First Lien, 9.33% (3 mo. SOFR US + 4.00%), 12/17/2027	527,288	528,482

TRANSPORTATION - 2.3%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 10.34% (3 mo. SOFR US + 4.75%), 04/20/2028	581,747	601,745
Air Canada, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 2.50%), 03/21/2031	268,328	269,040
ASP LS Acquisition Corp., Senior Secured First Lien, 10.10% (3 mo. SOFR US + 4.50%), 05/08/2028	729,956	624,013
Avis Budget Car Rental LLC, Senior Secured First Lien
7.21% (1 mo. SOFR US + 1.75%), 08/06/2027	398,868	395,543
8.44% (1 mo. SOFR US + 3.00%), 03/16/2029	356,852	356,986
Cubic Corp., Senior Secured First Lien
9.86% (3 mo. SOFR US + 4.25%), 05/25/2028	705,775	523,548
9.86% (3 mo. SOFR US + 4.25%), 05/25/2028	152,256	112,944
Genesee & Wyoming, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 2.00%), 04/10/2031	647,000	647,061
Kenan Advantage Group, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/25/2029	535,623	538,971
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.74% (3 mo. SOFR US + 5.25%), 06/21/2027	517,064	528,228
United Airlines, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 02/24/2031	335,160	336,417
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 9.57% (3 mo. SOFR US + 4.00%), 07/26/2028	682,765	685,598
XPO, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 02/28/2031	486,000	487,873
		6,107,967

UTILITIES: POWER - 2.0%
Calpine Corp., Senior Secured First Lien
7.34% (1 mo. SOFR US + 2.00%), 12/16/2027	266,000	266,617
7.34% (1 mo. SOFR US + 2.00%), 01/31/2031	263,647	263,125
Eastern Power LLC, Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 10/02/2025	311,349	302,009
Granite Generation LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 11/09/2026	276,000	276,173
Lightstone Holdco LLC, Senior Secured First Lien
11.08% (3 mo. SOFR US + 5.75%), 01/29/2027	935,616	923,186
11.08% (3 mo. SOFR US + 5.75%), 01/29/2027	52,813	52,112
NRG Energy, Inc., Senior Secured First Lien, 7.34% (3 mo. SOFR US + 2.00%), 04/16/2031	675,308	676,236
Parkway Generation LLC, Senior Secured First Lien
10.34% (3 mo. SOFR US + 4.75%), 02/20/2029	512,104	512,296
10.34% (3 mo. SOFR US + 4.75%), 02/20/2029	31,896	31,908
Vistra Zero Operating Co. LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 04/30/2031	324,188	326,092
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 4.75%), 06/27/2029	1,399,000	1,392,005
WaterBridge NDB Operating LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 05/10/2029	521,000	524,475
		5,546,234
TOTAL BANK LOANS (Cost $235,366,035)		234,937,963

CORPORATE BONDS - 11.9%(f)
AEROSPACE & DEFENSE - 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (c)	572,000	583,717
Bombardier, Inc., 7.13%, 06/15/2026 (c)	176,000	178,685
		762,402

BUILDING PRODUCTS - 0.2%
Standard Industries, Inc., 3.38%, 01/15/2031 (c)	600,000	506,185

CHEMICALS - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027 (c)	200,000	201,459
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029 (c)	238,000	93,255
		294,714

COMMERCIAL SERVICES - 0.4%
OPENLANE, Inc., 5.13%, 06/01/2025 (c)	424,000	418,513
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (c)	625,000	624,786
		1,043,299

CONSTRUCTION & ENGINEERING - 0.4%
Pike Corp., 5.50%, 09/01/2028 (c)	1,043,000	1,001,127

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (c)	397,000	429,581

HEALTHCARE: FACILITIES - 1.2%
Fresenius Medical Care US Finance III, Inc., 2.38%, 02/16/2031 (c)	925,000	732,098
Select Medical Corp., 6.25%, 08/15/2026 (c)	1,335,000	1,342,602
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,311,270
		3,385,970

HEALTHCARE: PHARMA & BIOTECH - 0.8%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (c)	1,435,000	1,334,032
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	765,000	718,572
		2,052,604

HEALTHCARE: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	829,367

INDUSTRIAL MACHINERY - 0.3%
WESCO Distribution, Inc., 6.38%, 03/15/2029 (c)	912,000	916,493

LEISURE: CASINOS & GAMING - 1.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (c)	440,000	455,066
International Game Technology PLC
6.50%, 02/15/2025 (c)	931,000	932,089
4.13%, 04/15/2026 (c)	1,095,000	1,066,339
Light & Wonder International, Inc., 7.00%, 05/15/2028 (c)	404,000	406,490
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (c)	561,000	404,050
5.88%, 09/01/2031 (c)	562,000	382,893
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/2026 (c)	524,000	507,844
VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2025 (c)	1,145,000	1,130,598
		5,285,369

LEISURE: HOTELS - 1.5%
NCL Corp. Ltd.
3.63%, 12/15/2024 (c)	925,000	916,534
8.38%, 02/01/2028 (c)	444,000	464,347
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (c)	548,000	540,523
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (c)	421,000	416,539
Sabre GLBL, Inc., 8.63%, 06/01/2027 (c)	972,000	895,253
VOC Escrow Ltd., 5.00%, 02/15/2028 (c)	836,000	811,068
		4,044,264

LEISURE: RESTAURANTS - 0.2%
CEC Entertainment LLC, 6.75%, 05/01/2026 (c)	660,000	655,198

MEDIA: CABLE & SATELLITE - 0.2%
DISH DBS Corp., 5.13%, 06/01/2029	575,000	228,211
Sable International Finance Ltd., 5.75%, 09/07/2027 (c)	430,000	413,222
		641,433

MEDIA: ENTERTAINMENT - 0.4%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (c)	393,000	395,597
Playtika Holding Corp., 4.25%, 03/15/2029 (c)	821,000	721,027
		1,116,624

METALS & MINING - 0.2%
GrafTech Finance, Inc., 4.63%, 12/15/2028 (c)	127,000	80,844
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (c)	468,000	344,771
		425,615

MIDSTREAM: STORAGE & TRANSPORT - 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (c)	290,000	294,511
3.88%, 11/01/2033 (c)	510,000	434,926
Venture Global LNG, Inc., 8.13%, 06/01/2028 (c)	712,000	734,699
		1,464,136

OIL & GAS: EQUIPMENT & SERVICES - 0.2%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (c)	409,635	429,477

TECHNOLOGY HARDWARE - 0.4%
Entegris, Inc., 4.75%, 04/15/2029 (c)	1,005,000	962,437

TECHNOLOGY: SOFTWARE & SERVICES - 1.2%
Boxer Parent Co., Inc., 7.13%, 10/02/2025 (c)	385,000	386,331
Elastic NV, 4.13%, 07/15/2029 (c)	844,000	771,919
Gen Digital, Inc., 5.00%, 04/15/2025 (c)	2,220,000	2,208,690
		3,366,940

TELECOM SERVICES: DIVERSIFIED - 0.1%
Altice France SA, 5.50%, 01/15/2028 (c)	400,000	273,963

TRANSPORTATION - 0.8%
Uber Technologies, Inc., 8.00%, 11/01/2026 (c)	1,175,000	1,186,294
XPO, Inc.
6.25%, 06/01/2028 (c)	758,000	763,250
7.13%, 06/01/2031 (c)	264,000	269,971
		2,219,515

UTILITIES: PROPANE - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	146,000	145,504
TOTAL CORPORATE BONDS (Cost $33,295,109)		32,252,217

SHORT-TERM INVESTMENT - 6.3%
Money Market Fund - 6.3%	Shares
First American Government Obligations Fund - Class X, 5.23% (d)	17,022,529	17,022,529
TOTAL SHORT-TERM INVESTMENT (Cost $17,022,529)		17,022,529

TOTAL INVESTMENTS - 104.7% (Cost $285,683,673)		284,212,709
Liabilities in Excess of Other Assets - (4.7)%		(12,701,876)
TOTAL NET ASSETS - 100.0%		$271,510,833

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $29,019,293 or 10.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	All or a portion of the loan is unfunded.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,  Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has  been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion  of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$234,937,963	$–	$234,937,963
Corporate Bonds	–	32,252,217	–	32,252,217
Money Market Fund	17,022,529	–	–	17,022,529
Total Investments	$17,022,529	$267,190,180	$–	$284,212,709

Refer to the Schedule of Investments for additional information.